Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Significant Expense Categories Regularly Reviewed by the CODM

The following table summarizes the significant expense categories regularly reviewed by the CODM for the six months ended June 30, 2025 and 2024.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Net revenues	$78	$68	$124	$127
Costs and operating expenses:
Cost of goods sold	234	245	460	398
Research and development	2,485	2,591	5,233	4,951
Sales and marketing	361	497	719	822
General and administrative	2,068	1,587	3,889	3,691
Total costs and operating expenses	5,148	4,920	10,301	9,862
Operating loss	(5,070)	(4,852)	(10,177)	(9,735)

Other segment items(1)	5	1,045	620	(291)
Interest expense, related party	(624)	(132)	(1,119)	(168)
Other expense, net	(1)	(8)	(12)	(23)
Total other income (expense), net	(620)	905	(511)	(482)
Net loss	$(5,690)	$(3,947)	$(10,688)	$(10,217)

(1)	Other segment items include the change in fair value of forward purchase agreement put option liability, change in fair value of forward purchase agreement warrant liability, and change in fair value of publicly traded warrant liability.

The following table summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2024 and 2023.

	Year ended December 31,
	2024	2023
Net revenues	$225	$316
Costs and operating expenses:
Cost of goods sold	742	789
Research and development	10,179	8,956
Sales and marketing	1,734	1,666
General and administrative	6,826	7,264
Total costs and operating expenses	19,481	18,675
Operating loss	(19,256)	(18,359)

Other segment items(1)	(697)	(11,617)
Interest expense, related party	(816)	—
Other income	(26)	54
Total other expense, net	(1,539)	(11,563)
Net loss	$(20,795)	$(29,922)

(1)	Other segment items include the change in fair value of convertible notes payable (related party), change in fair value of forward purchase agreement put option liability, change in fair value of forward purchase agreement warrant liability, change in fair value of forward purchase agreement warrant liability due to modification, and change in fair value of publicly traded warrant liability.